Financial Instruments and Risk Management - Fair Value Measurement (Details) - Fair value - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (2.6)	$ (15.5)
Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(2.6)	(15.5)
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	12.9	5.9
Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 12.9	$ 5.9